Consolidated Statement of Changes in Equity ₨ in Millions, $ in Millions		INR (₨) shares	USD ($) shares	Share capital, fully paid-up [member] INR (₨) shares		Share capital, fully paid-up [member] USD ($) shares		Securities premium reserve [member] INR (₨)	Securities premium reserve [member] USD ($)	Retained earnings [member] INR (₨)	Retained earnings [member] USD ($)	Share based payment reserve [member] INR (₨)	Share based payment reserve [member] USD ($)	Foreign currency translation reserve [member] INR (₨)	Foreign currency translation reserve [member] USD ($)	Cash flow hedging reserves [member] INR (₨)	Cash flow hedging reserves [member] USD ($)	Other reserves [member] INR (₨)	Other reserves [member] USD ($)	Equity attributable to the equity holders of the Company [member] INR (₨)	Equity attributable to the equity holders of the Company [member] USD ($)	Non- controlling interest [member] INR (₨)	Non- controlling interest [member] USD ($)
Balance at the beginning of the year at Mar. 31, 2016		₨ 467,384		₨ 4,941				₨ 14,642		₨ 425,118		₨ 2,229		₨ 16,116		₨ 1,910		₨ 216		₨ 465,172		₨ 2,212
Beginning balance, shares at Mar. 31, 2016 | shares	[1]			2,470,713,290		2,470,713,290
Total comprehensive income for the year
Profit for the year		85,143								84,895										84,895		248
Other comprehensive income		2,098												(3,009)		3,996		1,180		2,167		(69)
Total comprehensive income for the year		87,241								84,895				(3,009)		3,996		1,180		87,062		179
Contributions by and distributions to owners of the Company
Issue of equity shares on exercise of options								81				(81)
Issue of equity shares on exercise of options, shares | shares	[1]			187,275		187,275
Issue of shares by controlled trust on exercise of options										384		(384)
Cash dividend paid (including dividend tax thereon)		(8,734)								(8,734)										(8,734)
Buyback of equity shares		(25,000)		₨ (80)				(14,254)		(10,746)								80		(25,000)
Buyback of equity shares, shares | shares	[1]			(40,000,000)		(40,000,000)
Compensation cost related to employee share based payment		1,804								13		1,791								1,804
Total transactions with owners of the Company		(31,930)		₨ (80)				(14,173)		(19,083)		1,326						80		(31,930)
Total transactions with owners of the Company, shares | shares	[1]			(39,812,725)		(39,812,725)
Balance at the end of the year at Mar. 31, 2017		522,695		₨ 4,861				469		490,930		3,555		13,107		5,906		1,476		520,304		2,391
Ending balance, shares at Mar. 31, 2017 | shares	[1]			2,430,900,565		2,430,900,565
Total comprehensive income for the year
Profit for the year		80,084								80,081										80,081		3
Other comprehensive income		(3,109)												3,511		(6,020)		(616)		(3,125)		16
Total comprehensive income for the year		76,975								80,081				3,511		(6,020)		(616)		76,956		19
Contributions by and distributions to owners of the Company
Issue of equity shares on exercise of options		24		₨ 8				1,987				(1,971)								24
Issue of equity shares on exercise of options, shares | shares	[1]			3,559,599		3,559,599
Issue of shares by controlled trust on exercise of options										1,182		(1,182)
Cash dividend paid (including dividend tax thereon)		(5,420)								(5,420)										(5,420)
Buyback of equity shares	[2]	(110,000)		₨ (687)				(1,656)		(108,344)								687		(110,000)
Buyback of equity shares, shares | shares	[1]			(343,750,000)		(343,750,000)
Transaction cost related to buyback		(312)								(312)										(312)
Bonus issue of equity shares		₨ 4,866		₨ 4,866						(4,866)
Bonus issue of equity shares, shares | shares		2,433,074,327	2,433,074,327	2,433,074,327	[1]	2,433,074,327	[1]
Compensation cost related to employee share based payment		₨ 1,384								14		1,370								1,384
Total transactions with owners of the Company		(114,324)		₨ 4,187				331		(117,746)		(1,783)						687		(114,324)
Total transactions with owners of the Company, shares | shares	[1]			2,092,883,926		2,092,883,926
Balance at the end of the year at Mar. 31, 2018		485,346		₨ 9,048				800		453,265		1,772		16,618		(114)		1,547		482,936		2,410
Ending balance, shares at Mar. 31, 2018 | shares	[1]			4,523,784,491		4,523,784,491
Statement [LineItems]
Adjustment on adoption of IFRS 15 | Increase (decrease) due to application of IFRS 15 [member]		(2,279)								(2,279)										(2,279)
Adjusted balance as at April 1, 2018		483,067		₨ 9,048				800		450,986		1,772		16,618		(114)		1,547		480,657		2,410
Total comprehensive income for the year
Profit for the year		90,173	$ 1,302							90,031										90,031		142
Other comprehensive income		1,023	15											(1,368)		2,529		(247)		914		109
Total comprehensive income for the year		91,196	1,317							90,031				(1,368)		2,529		(247)		90,945		251
Contributions by and distributions to owners of the Company
Issue of equity shares on exercise of options		4		₨ 4				528				(528)								4
Issue of equity shares on exercise of options, shares | shares	[1]			1,681,717		1,681,717
Issue of shares by controlled trust on exercise of options										565		(565)
Cash dividend paid (including dividend tax thereon)	[2]	(5,434)								(5,434)										(5,434)
Bonus issue of equity shares	[2]			₨ 3,016				(795)		(1,454)								(767)
Bonus issue of equity shares, shares | shares	[1]			1,508,469,180		1,508,469,180
Loss of control in subsidiary		(52)																				(52)
Infusion of capital		28																				28
Compensation cost related to employee share based payment		1,944								6		1,938								1,944
Total transactions with owners of the Company		(3,510)		₨ 3,020				(267)		(6,317)		845						(767)		(3,486)		(24)
Total transactions with owners of the Company, shares | shares	[1]			1,510,150,897		1,510,150,897
Balance at the end of the year at Mar. 31, 2019		₨ 570,753	$ 8,252	₨ 12,068		$ 174		₨ 533	$ 8	₨ 534,700	$ 7,731	₨ 2,617	$ 38	₨ 15,250	$ 221	₨ 2,415	$ 35	₨ 533	$ 7	₨ 568,116	$ 8,214	₨ 2,637	$ 38
Ending balance, shares at Mar. 31, 2019 | shares	[1]			6,033,935,388		6,033,935,388
Statement [LineItems]
Adjusted balance as at April 1, 2018, shares | shares	[1]			4,523,784,491		4,523,784,491

[1]	Includes 23,097,216 and 27,353,853 treasury shares held as at March 31, 2018 and 2019, respectively by a controlled trust. 2,599,183 shares have been transferred by the controlled trust to eligible employees on exercise of options during the year ended March 31, 2019.
[2]	Refer Note 18